Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Lease Commitments
Schedule of Future minimum lease payments

Future minimum lease payments

(dollars in thousands)
2020	$1,133
2021	1,027
2022	857
2023	750
2024	764
Thereafter	3,319
$7,850